Other assets - Balance Sheet Presentation (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets	$ 191	$ 184
Other non-current assets	27	45
Total other assets	$ 218	$ 229